STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details) - shares		9 Months Ended
	May 09, 2022	Sep. 30, 2022
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Issuance of common stock in public offering	2,930,000	97,667
Issuance of common stock to Evergreen		9,333
Issuance of common stock for conversion of debt		14,832
Common stock issued for Director's fees		5,586
Common stock issued during the six months ended September 30, 2022		127,418